CONVERTIBLE NOTES (Details) ¥ in Thousands							1 Months Ended	12 Months Ended
	Sep. 22, 2025 USD ($)	Feb. 27, 2025 USD ($)	Nov. 13, 2023 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	May 06, 2021 USD ($) shares	Mar. 17, 2021 USD ($) Y $ / shares D	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥) $ / shares Y	Dec. 31, 2025 USD ($) Y	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) Y $ / shares	Dec. 31, 2023 USD ($) Y $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025	Sep. 30, 2025 Y	Sep. 30, 2025 $ / shares	Sep. 23, 2025 $ / shares shares	Mar. 27, 2025	Mar. 26, 2025	Feb. 28, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2022 $ / shares Y	Mar. 31, 2021 USD ($)	Dec. 31, 2009 $ / shares
CONVERTIBLE NOTES
Legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred	$ 5,000	$ 5,000		$ 15,000
Proceeds from issuance of convertible notes								¥ 78,358	$ 11,205,000		¥ 85,349
Exercise price of warrant | $ / shares																										$ 19.5
Expiration term of warrants																	2 years
Bripheno Pte. Ltd
CONVERTIBLE NOTES
Expiration term of warrants																		3 years	2 years
Convertible notes payable
CONVERTIBLE NOTES
Interest rate (as a percent)			3.00%
Principal amount			$ 6,000,000					48,152													¥ 43,061
Term of the notes			2 years
Outstanding balance convertible							$ 6,000,000
Convertible notes payable | Bripheno Pte. Ltd
CONVERTIBLE NOTES
Interest rate (as a percent)			3.00%
Principal amount			$ 6,000,000
Term of the notes			2 years
February 2022 Note
CONVERTIBLE NOTES
Interest rate (as a percent)						6.00%
March Note
CONVERTIBLE NOTES
Interest rate (as a percent)						6.00%																			0.06%
Principal amount						$ 20,000,000																$ 20,000,000			$ 20,000,000
Amount of fair value					$ 2,444,444
Ordinary shares | shares					3,277,050
Repayments of convertible notes										$ 20,000,000
March Note | Dividend Yield
CONVERTIBLE NOTES
Fair value of conversion option						0					0	0												0
March Note | Expected Volatility
CONVERTIBLE NOTES
Fair value of conversion option						2.0594					1.2048	1.2048												1.0709
March Note | Weighted Average Risk-free Interest Rate
CONVERTIBLE NOTES
Fair value of conversion option						0.0007					0.0479	0.0479												0.0473
March Note | Expected Life
CONVERTIBLE NOTES
Fair value of conversion option | Y						1					1.21	1.21												1.21
March Note | Estimated Fair Value of Price Per Share
CONVERTIBLE NOTES
Fair value of conversion option | $ / shares						42.39					0.67	0.67												0.44
March Note | Convertible notes payable
CONVERTIBLE NOTES
Principal amount | ¥																					129,956
November 2023 Note
CONVERTIBLE NOTES
Interest rate (as a percent)																							3.00%
Principal amount																							$ 6,000,000
November 2023 Note | Convertible notes payable
CONVERTIBLE NOTES
Principal amount | ¥								¥ 43,061													¥ 43,061
February 2025 Note
CONVERTIBLE NOTES
Interest rate (as a percent)																				6.00%
Principal amount																				$ 3,300,000
February 2025 Note | Dividend Yield
CONVERTIBLE NOTES
Fair value of conversion option								0												0
February 2025 Note | Expected Volatility
CONVERTIBLE NOTES
Fair value of conversion option								0.7829												0.814
February 2025 Note | Weighted Average Risk-free Interest Rate
CONVERTIBLE NOTES
Fair value of conversion option								0.0372												0.0413
February 2025 Note | Expected Life
CONVERTIBLE NOTES
Fair value of conversion option								0.16												1
February 2025 Note | Estimated Fair Value of Price Per Share
CONVERTIBLE NOTES
Fair value of conversion option | $ / shares								6.37												11.28
February 2025 Note | Convertible notes payable
CONVERTIBLE NOTES
Principal amount | ¥								¥ 23,674
September 2025 Note
CONVERTIBLE NOTES
Interest rate (as a percent)														6.00%
Principal amount													$ 8,800,000
September 2025 Note | Dividend Yield
CONVERTIBLE NOTES
Fair value of conversion option														0	0
September 2025 Note | Expected Volatility
CONVERTIBLE NOTES
Fair value of conversion option								0.7828						0.8257
September 2025 Note | Weighted Average Risk-free Interest Rate
CONVERTIBLE NOTES
Fair value of conversion option								0.0354						0.0361
September 2025 Note | Expected Life
CONVERTIBLE NOTES
Fair value of conversion option | Y								0.73							1
September 2025 Note | Estimated Fair Value of Price Per Share
CONVERTIBLE NOTES
Fair value of conversion option | $ / shares								6.37								10.29
September 2025 Note | Convertible notes payable
CONVERTIBLE NOTES
Principal amount | ¥								¥ 62,573
Convertible Debenture Agreement, Six Percent, August 2022
CONVERTIBLE NOTES
Principal amount				$ 5,500,000
Debt instrument redemption percentage				6.00%
Repayments of convertible notes												$ 5,500,000
Original issue discount				$ 500,000
Proceeds from issuance of convertible notes				$ 4,985,000
Convertible Debenture Agreement, Six Percent, February 2025
CONVERTIBLE NOTES
Principal amount		$ 3,300,000
Debt instrument redemption percentage		6.00%
Original issue discount		$ 300,000
Proceeds from issuance of convertible notes		$ 2,995,000
Convertible Debenture Agreement, Six Percent, September 2025
CONVERTIBLE NOTES
Principal amount	$ 8,800,000
Debt instrument redemption percentage	6.00%
Original issue discount	$ 800,000
Proceeds from issuance of convertible notes	$ 7,995,000
Class A ordinary shares
CONVERTIBLE NOTES
Number of shares called by warrants | shares			120,000,000														141,508,800
Exercise price of warrant | $ / shares																	$ 0.0424
Class A ordinary shares | Convertible notes payable
CONVERTIBLE NOTES
Ordinary shares | shares			120,000,000
Conversion price | $ / shares			$ 15
Class A ordinary shares | Convertible notes payable | Bripheno Pte. Ltd
CONVERTIBLE NOTES
Conversion price | $ / shares			$ 0.05
ADR
CONVERTIBLE NOTES
Number of shares called by warrants | shares			400,000														471,696
Exercise price of warrant | $ / shares			$ 60														$ 12.72
Expiration term of warrants			2 years
ADR | Convertible notes payable
CONVERTIBLE NOTES
Ordinary shares | shares			400,000
Repayments of convertible notes			$ 0.05
Conversion price | $ / shares			$ 15
ADR | Convertible notes payable | Bripheno Pte. Ltd
CONVERTIBLE NOTES
Conversion price | $ / shares			$ 15
ADR | March Note
CONVERTIBLE NOTES
Amount of fair value						$ 2,444,444
Conversion price percentage						90.00%
Average trading day price | D						5
Debt instrument redemption percentage						90.00%
ADR | February 2025 Note | Estimated Fair Value of Price Per Share
CONVERTIBLE NOTES
Fair value of conversion option | $ / shares								5.73
ADR | September 2025 Note | Estimated Fair Value of Price Per Share
CONVERTIBLE NOTES
Fair value of conversion option | $ / shares								5.73
ADR | Convertible Debenture Agreement, Six Percent, August 2022
CONVERTIBLE NOTES
Conversion price percentage								90.00%	90.00%
Average trading day price | Y								5	5
Debt instrument redemption percentage								90.00%	90.00%